SPECIAL CASH DIVIDEND TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2016
SPECIAL CASH DIVIDEND TO SHAREHOLDERS [Abstract]
SPECIAL CASH DIVIDEND TO SHAREHOLDERS
14.	SPECIAL CASH DIVIDEND TO SHAREHOLDERS

In April 2014, the Group declared a special cash dividend of $0.5 per share on the Company's ordinary shares with the total amount of $29,635 paid in 2014.

In April 2016, the Group declared a special cash dividend of $0.2 per share on the Company's ordinary shares. $12,034 was paid in 2016 and $4 remained payable as of December 31, 2016.